RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)																											1 Months Ended		3 Months Ended
	Aug. 07, 2016	Apr. 13, 2016	Mar. 15, 2016	Feb. 01, 2016	Jan. 26, 2016	Dec. 02, 2015	Oct. 26, 2015	Oct. 12, 2015	Dec. 08, 2014	Sep. 21, 2014	Sep. 17, 2014	May 27, 2014	Mar. 10, 2014	Jan. 26, 2014	Jan. 09, 2014	Dec. 13, 2013	Oct. 08, 2013	Jul. 31, 2013	Jun. 19, 2013	Apr. 30, 2013	Apr. 10, 2013	Mar. 18, 2013	Nov. 20, 2012	Nov. 05, 2012	Feb. 29, 2012	Jul. 25, 2011	Feb. 24, 2015	Feb. 24, 2015	Sep. 30, 2015	Sep. 30, 2016	Dec. 31, 2015	Sep. 30, 2014	Nov. 06, 2012
Number of common stock issued upon new issue (shares)					1,000,000				209,041	280,592													331,859
Common stock, shares issued																													167,952,595	262,776,552	180,502,443	50,109,036
Issuance of shares for services (shares)	143,000	875,000	85,000	540,000		625,000	690,000	375,000							345,132		88,496												8,035,000
2014 Plan [Member]
Vesting period																												2 years
Share price (per share)																											$ 0.14	$ 0.14
Subscription Agreement [Member]
Number of common stock issued upon new issue (shares)											2,866,194
Mr. Roy Amitzur [Member]
Payment for management fee																		$ 15,000
Aggregate cost of investment																		$ 2,000,000								$ 450,000
Share-based compensation arrangement by share-based payment award, number of shares authorized													200,000			353,982			44,248	168,142		44,248											44,248
Share-based compensation arrangement by share-based payment award, shares purchased for award																				168,142
Issuance of shares for services (shares)													200,000			353,982			44,248	168,142		44,248		44,248
Mr. Roy Amitzur [Member] | Management Services Agreement [Member]
Related party transaction, rate																										75.00%
Payment for management fee																										$ 10,000
Number of common stock issued upon new issue (shares)																										110,620
Chief Executive Officer [Member]
Aggregate cost of investment																										$ 2,000,000
Share-based compensation arrangement by share-based payment award, number of shares authorized													250,000			424,779			53,098	203,540		53,098											53,098
Share-based compensation arrangement by share-based payment award, shares purchased for award																				230,089
Issuance of shares for services (shares)													250,000			424,779			53,098	230,089		53,098		53,098
Chief Executive Officer [Member] | Employment Agreement [Member]
Payment for management fee																									$ 15,000
Board Of Directors Chairman [Member]
Share-based compensation arrangement by share-based payment award, number of shares authorized													220,000			353,982			44,248	230,089		44,248											44,248
Share-based compensation arrangement by share-based payment award, shares purchased for award																				203,540
Issuance of shares for services (shares)													220,000			353,982			44,248	203,540		44,248		44,248
Mr. Mark Radom [Member]
Share-based compensation arrangement by share-based payment award, number of shares authorized													180,000			283,186			35,399	88,496		35,399											35,399
Share-based compensation arrangement by share-based payment award, shares purchased for award																				88,496
Issuance of shares for services (shares)													180,000			283,186			35,399	88,496		35,399
Mr. Radom [Member] | Service and Consulting Agreement [Member]
Related party transaction, rate																					75.00%
Mr. Radom [Member] | Service and Consulting Agreement [Member] | Minimum [Member]
Payment for management fee																					$ 7,000
Mr. Radom [Member] | Service and Consulting Agreement [Member] | Maximum [Member]
Payment for management fee																					$ 10,000
Talya Levy-Tytiun (Subscription Agreement) [Member] | Subscription Agreement [Member]
Debt instrument, face amount														$ 400,000
Common stock, shares issued														1,739,130
Description of subscription agreement

The Company was obligated to issue Talya additional shares of the Company, if, six months from the date of the agreement her ownership in the Company would be reduced below 12.3%. In addition, the Company guaranteed that if on the first anniversary of the agreement, the share price of the Company common stock was 0.23$ per share or less, the Company shall transfer Talya such amount necessary to make Talya whole and reimburse her for any loss due to her investment.

Mr. Brosh [Member]
Number of shares granted												200,000
Weighted average exercise price												$ 0.01
Vesting period												2 years
Management [Member]
Number of shares granted																											1,775,000
Vesting period																											2 years
Issuance of shares for services (shares)																											7,450,000
Management [Member] | Stock Compensation Plan [Member]
Number of shares granted																											1,450,000